Organization	12 Months Ended
Mar. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization

1. Organization

Azure Power Global Limited (“APGL” or “Azure”) organized under the laws of Mauritius was incorporated on January 30, 2015. APGL’s subsidiaries are organized under the laws of India (except for two U.S. subsidiaries) and are engaged in the development, construction, ownership, operation, maintenance and management of solar power plants and generation of solar energy based on long-term contracts (power purchase agreements or “PPA”) with Indian government entities as well as other non-governmental energy distribution companies and commercial customers. APGL and its subsidiaries are hereinafter referred to as the “Company”.

Formation and initial public offering (‘IPO’)

On October 17, 2016, the Company completed its Initial Public Offering (IPO) and a concurrent private placement of its equity shares pursuant to a Registration Statement on Form F-1, as amended, which became effective on October 11, 2016. An aggregate of 2,242,424 shares were sold by APGL in the offering along with 1,166,667 shares sold by the selling shareholders at a price of US$18.00 per share. Further, 4,166,667 shares were subscribed by CDPQ Infrastructures Asia Pte Ltd., as part of a concurrent private placement at the same price. The IPO and the concurrent private placement resulted in aggregate proceeds net of underwriters fees and other directly related expenses, of US$ 101.0 million.

Prior to the formation of APGL and the reorganization described below, the Company’s operations were entirely conducted through Azure Power India Private Limited (“AZI”) and its subsidiaries. AZI is a company organized under the laws of India. APGL was formed to enable the consummation of the transactions described below and the IPO.

In relation to a shareholders agreement on July 22, 2015 between APGL, the non-founder investors in AZI and the founders (the “APGL SHA”), APGL purchased from the non-founder investors in AZI the equity shares and convertible securities in the form of Compulsorily Convertible Debentures (“CCDs”) and Compulsorily Convertible Preferred Shares (“CCPS”) held by them in AZI for an equivalent number of equity shares, CCDs and CCPS in APGL on substantially similar terms as those formerly held in AZI (the “Reorganization”).

Prior to the Reorganization, the non-founder investors had an 82.6% ownership interest, on an as converted basis (excluding the CCDS and CCPS which convert into a variable and the indeterminable number of equity shares), in AZI with the remaining 17.4% held by the AZI founders. Subsequent to the Reorganization, APGL held an 82.6% interest in AZI, on an as converted basis, with the remaining 17.4% held by the AZI founders. Pursuant to the IPO of APGL in October 2016, the CCD’s and CCPS held by APGL in AZI were converted into equity shares. APGL holds 96.3% of AZI as on March 31, 2017, with the balance being held by AZI founders.

On July 22, 2015, APGL, AZI and the founders entered into another shareholder’s agreement (the “AZI SHA”), which provides that it is the intention of all parties to the AZI SHA to eventually make AZI a wholly owned subsidiary of APGL. As of March 31, 2017, the Company did not own 102,497 equity shares of AZI, representing 3.7% of its equity shares. These equity shares are owned by the AZI founders. Pursuant to the terms of the AZI SHA and the Lock-in Agreement, the AZI founders have surrendered, or transferred to APGL, their legal and economic rights associated with these equity shares and being a minority shareholder. In connection therewith and also pursuant to the AZI SHA, the AZI founders and APGL have entered into an option whereby APGL may, at any time and without time limit, cause the AZI founders to transfer their AZI equity shares to APGL for consideration equal to the minimum applicable price as per Indian law, with any proceeds above the face value of such shares (INR 10 or US$0.15 per share) to be distributed among the AZI founders and non-founder investors (the former CCPS holders) pro rata based on their as-converted shareholding in APGL. The option does not expire for a period of two years and no consideration was given for this option. In addition, the AZI SHA prohibits a transfer of equity shares held by the founders without the consent of APGL.

Given that the AZI SHA, the option and the Lock-in Agreement were purposely designed so that the equity shares held by the AZI founders will never have governing or economic substance, no value, income or loss has been attributed to such non-controlling interest.

Mr. Inderpreet Wadhwa, IW Green Inc. and the non-founder investors entered into a Sponsor Lock-in Agreement (“Lock-in Agreement”) whereby IW Green Inc., agreed to not dispose of the number of such number of shares of APGL held by it as would represent an equivalent percentage of the shareholding of founders’ shareholding in AZI. This obligation would continue until expiry or the occurrence of a termination event, as defined. In addition, pursuant to the Lock-in Agreement, the amount for which the founders sell their shares in AZI (including any sale to APGL) above the face value of such shares (INR 10, or US$0.15, per equity share) plus taxes and expenses incurred by the founders on the transfer of such shares is to be distributed among the founders and the non founders pro rata based on their as converted shareholding in APGL that existed at the date of the agreement. The non-founder investors and founders have extended the lock in period, including the period for sharing the excess returns till to a date two years from the completion of APGL’s IPO.

The APGL SHA, AZI SHA and their combined effect, including the call option and the Lock-In Agreement, replicated the founders and the non-founder investor’s interests in AZI in APGL on a substantially cash neutral basis and without any gain/loss by one party at the expense of another party. To reflect the economic substance of the APGL SHA, the AZI SHA and the Reorganization, the Company has prepared the consolidated financial statements as though it had been combined with AZI since the earliest period presented, using the ‘pooling of interests method’ of accounting with the assets and liabilities of the entities recorded at their historical carrying values. Similarly, no value has been attributed to the non-controlling interest still held by the AZI founders in AZI.